Leases -Summary of Future lease payments (Detail) - Dec. 31, 2025 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Leases [Abstract]
2026	¥ 3,447	$ 493
2027	2,412	345
2028	1,275	182
2029	534	76
2030	142	20
Thereafter	132	19
Total future lease payments	7,942	1,135
Less: Imputed interest	377	54
Total lease liability balance	¥ 7,565	$ 1,081